UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [_]; Amendment Number:
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Energy Income Partners, LLC
Address: 49 Riverside Avenue, Westport CT 06880


Form 13F File Number: 028-12170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Murchie
Title: President & CEO
Phone: 203-349-8233

Signature, Place, and Date of Signing:

/s/ JAMES J. MURCHIE                Westport, CT                       11/13/09
--------------------------      -------------------                 ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $265,878
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Column 1                                       Column 2         Column 3      Column 4     Column 5   Column 6   Column 7  Column 8
                                                                                                     Investment  Other      Voting
Description                                 Title of Class       Cusip      Market Value    Shares   Discretion  Managers  Authority
AMERIGAS PARTNERS LP                         UNIT L P INT      30975106          2,533       70,280    SOLE      NONE       SOLE
BUCKEYE GP HOLDINGS LP                       COM UNITS LP      118167105         5,299      219,888    SOLE      NONE       SOLE
BUCKEYE PARTNERS L P                       UNIT LTD PARTN      118230101         1,812       37,440    SOLE      NONE       SOLE
DUNCAN ENERGY PARTNERS LP                       COM UNITS      265026104         3,674      184,085    SOLE      NONE       SOLE
EL PASO PIPELINE PARTNERS L P                COM UNIT LPI      283702108         5,223      251,955    SOLE      NONE       SOLE
ENTERPRISE GP HLDGS L P                       UNIT LP INT      293716106        13,970      472,271    SOLE      NONE       SOLE
ENTERPRISE PRODS PARTNERS LP                          COM      293792107        16,391      578,768    SOLE      NONE       SOLE
HOLLY ENERGY PARTNERS L P                  COM UT LTD PTN      435763107         7,668      196,569    SOLE      NONE       SOLE
ITC HLDGS CORP                                        COM      465685105         1,341       29,500    SOLE      NONE       SOLE
KINDER MORGAN ENERGY PARTNER               UT LTD PARTNER      494550106        11,116      205,771    SOLE      NONE       SOLE
MAGELLAN MIDSTREAM PRTNRS LP               COM UNIT RP LP      559080106        28,936      769,575    SOLE      NONE       SOLE
ONEOK INC NEW                                         COM      682680103         9,248      252,540    SOLE      NONE       SOLE
PENN VA RESOURCES PARTNERS LP                         COM      707884102         3,816      222,651    SOLE      NONE       SOLE
PLAINS ALL AMERN PIPELINE LP               UNIT LTD PARTN      726503105        11,384      245,921    SOLE      NONE       SOLE
SPECTRA ENERGY CORP                                   COM      847560109         3,087      163,000    SOLE      NONE       SOLE
SUBURBAN PROPANE PARTNERS LP               UNIT LTD PARTN      864482104         1,736       41,500    SOLE      NONE       SOLE
TEPPCO PARTNERS L P                        UT LTD PARTNER      872384102           868       25,000    SOLE      NONE       SOLE
UGI CORP NEW                                          COM      902681105         2,005       80,000    SOLE      NONE       SOLE
WILLIAMS COS INC DEL                                  COM      969457100        10,243      573,200    SOLE      NONE       SOLE
DORCHESTER MINERALS LP                           COM UNIT      25820R105           117        5,200    SOLE      NONE       SOLE
EV ENERGY PARTNERS LP                           COM UNITS      26926V107         1,961       84,359    SOLE      NONE       SOLE
ENBRIDGE INC                                          COM      29250N105         9,118      235,000    SOLE      NONE       SOLE
ENBRIDGE ENERGY PARTNERS LP                           COM      29250R106         6,802      150,947    SOLE      NONE       SOLE
ENBRIDGE ENERGY MANAGEMENT LP               SHS UNITS LLI      29250X103         8,137      180,469    SOLE      NONE       SOLE
ENCORE ENERGY PARTNERS LP                        COM UNIT      29257A106           121        7,582    SOLE      NONE       SOLE
ENERGY TRANSFER PRTNRS L P                 UNIT LTD PARTN      29273R109        13,170      309,510    SOLE      NONE       SOLE
ENERGY TRANSFER EQUITY L P                 COM UT LTD PTN      29273V100         8,095      289,100    SOLE      NONE       SOLE
EXTERRAN PARTNERS LP                            COM UNITS      30225N105           719       39,928    SOLE      NONE       SOLE
GLOBAL PARTNERS LP                              COM UNITS      37946R109         3,062      122,478    SOLE      NONE       SOLE
INERGY HLDGS L P                                      COM      45661Q107         8,498      183,152    SOLE      NONE       SOLE
KINDER MORGAN MANAGEMENT LLC                          SHS      49455U100         9,931      209,726    SOLE      NONE       SOLE
MLP & STRATEGIC EQUITY FD IN                          COM      55312N106         1,756      135,000    SOLE      NONE       SOLE
NGP CAP RES CO                                        COM      62912R107           723       99,550    SOLE      NONE       SOLE
NATURAL RESOURCE PARTNERS LP                 COM UNIT L P      63900P103         2,626      125,844    SOLE      NONE       SOLE
NUSTAR ENERGY LP                                 UNIT COM      67058H102         8,392      161,876    SOLE      NONE       SOLE
NUSTAR GP HOLDINGS LLC                     UNIT RESTG LLC      67059L102         8,219      331,408    SOLE      NONE       SOLE
ONEOK PARTNERS LP                          UNIT LTD PARTN      68268N103        13,510      255,343    SOLE      NONE       SOLE
QUICKSILVER GAS SVCS LP                     COM UNITS LPI      74839G106         1,637       94,605    SOLE      NONE       SOLE
SPECTRA ENERGY PARTNERS LP                            COM      84756N109           973       40,000    SOLE      NONE       SOLE
SUNOCO LOGISTICS PRTNRS L P                     COM UNITS      86764L108         7,671      129,460    SOLE      NONE       SOLE
TC PIPELINES LP                            UT COM LTD PRT      87233Q108         2,157       56,621    SOLE      NONE       SOLE
TORTOISE ENERGY INFRSTRCTR C                          COM      89147L100           535       20,000    SOLE      NONE       SOLE
TRANSCANADA CORP                                      COM      89353D107         1,991       64,200    SOLE      NONE       SOLE
TRANSMONTAIGNE PARTNERS L P                  COM UNIT L P      89376V100         2,435       90,510    SOLE      NONE       SOLE
WILLIAMS PIPELINE PARTNERS LP              COM UNIT LP IN      96950K103         3,173      165,600    SOLE      NONE       SOLE

                                                                        Total  265,878